STATEMENT OF ADDITIONAL INFORMATION

THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund

Supplement dated August 1, 2007 to the

Statement of Additional Information (“SAI”) dated April 16, 2007

The following information amends the SAI and supersedes any information to the contrary therein:

Effective August 1, 2007, BISYS Fund Services Ohio, Inc. (“BISYS”), the Funds’ sub-administrator, sub-fund accounting agent and transfer agent, is re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of BISYS Group, Inc., the parent company of BISYS, by Citibank N.A..

VVI-SAI-SUP1